Pomona Investment Fund

Consolidated Schedule of Investments (unaudited)

June 30, 2020

Private Equity Investments [a,h] (95.25%)		Geographic	Original
Direct Investments/Co-Investments (6.24%)	Shares	Region [b]	Acquisition Date	Fair Value
AAA Partners, Inc. [c]	744,628	North America	06/21/2019	$1,700,296
Investcorp Aspen Offshore Fund, L.P.		North America	07/01/2019	4,977,840
Roark Capital Partners II Sidecar, L.P. [c]		North America	10/18/2018	823,326
WP AUSA, L.P. [c]		North America	07/22/2019	5,450,851
Total Direct Investments/Co-Investments (6.24%)				12,952,313

Primary Investments (1.18%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [c]		Europe	04/11/2019	438,989
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]		North America	09/28/2018	421,870
Roark Capital Partners V (TE) L.P. [c]		North America	04/30/2018	1,581,952
The Veritas Capital Fund VII, L.P. [c]		North America	10/10/2019	(4,498)
Total Primary Investments (1.18%)				2,438,313

Seasoned Primary Investments (8.24%)
Aerospace, Transportation and Logistics Fund II LP		North America	03/31/2019	1,248,972
Avista Capital Partners (Offshore) IV, L.P.		North America	12/01/2017	578,390
Gryphon Partners IV, L.P.		North America	06/24/2016	8,363,797
Ironsides Offshore Direct Investment Fund V, L.P. [c]		North America	12/31/2019	2,739,521
Merit Mezzanine Fund VI, L.P.		North America	03/02/2018	2,007,536
VSS Structured Capital Parallel III, L.P.		North America	01/26/2018	2,165,227
Total Seasoned Primary Investments (8.24%)				17,103,443

Secondary Investments (79.59%)
ABRY Partners V, L.P.		North America	12/31/2018	62,530
Advent International GPE VII-B Limited Partnership		North America	06/30/2015	2,664,131
Advent International GPE VII-C Limited Partnership [c]		North America	12/31/2019	2,370,244
Altor 2003 Fund (No. 1) LP [c]		Europe	12/31/2018	7,091
AP VIII Private Investors, LLC		Europe	06/28/2019	3,866,207
AP VIII Private Investors Offshore (USD), L.P.		Europe	06/30/2017	192,553
Apax Europe VI - A, L.P.		Europe	12/30/2016	464,123
Apollo Investment Fund VI, L.P. [c]		North America	12/31/2018	71,064
Apollo Investment Fund VII, L.P.		North America	09/29/2017	139,963
Ares Corporate Opportunities Fund III, L.P. [c]		North America	12/31/2019	515,114
Audax Mezzanine Fund III, L.P.		North America	09/30/2016	1,888,743
Audax Private Equity Fund, L.P. [c]		North America	12/31/2018	3,553
Audax Private Equity Fund II, L.P. [c]		North America	12/31/2018	30,098
Audax Private Equity Fund III, L.P.		North America	09/30/2015	305,282
Audax Private Equity Fund IV, L.P.		North America	09/29/2017	215,946
Audax Senior Loan Fund III, L.P.		North America	09/28/2018	457,186
Avista Capital Partners (Offshore) II, L.P. [c]		North America	12/31/2019	395,381
Avista Capital Partners III, L.P. [c]		North America	12/31/2019	60,429
Avista Healthcare Partners, L.P. [c]		North America	12/31/2019	2,000,534
Bain Capital Asia Fund II, L.P. [c]		North America	12/31/2019	1,124,256
Bain Capital Distressed and Special Situations 2013 E, L.P. [c]		North America	06/30/2015	212,081
Bain Capital Europe Fund III, L.P. [c]		North America	12/30/2016	460,190
Bain Capital Fund VII, L.P.		North America	12/29/2017	5,042,782
Bain Capital Fund VIII, L.P. [c]		North America	12/30/2015	12,525
Bain Capital Fund VIII-E, L.P. [c]		North America	12/31/2018	4,714
Bain Capital Fund IX, L.P. [c]		North America	12/31/2018	350,243
Bain Capital Fund X, L.P.		North America	12/30/2015	1,909,851
Bain Capital VII Coinvestment Fund, L.P.		North America	12/29/2017	71,475
Bain Capital VIII Coinvestment Fund, L.P. [c]		North America	12/31/2018	1,441
Bain Capital IX Coinvestment Fund, L.P. [c]		North America	12/31/2018	62,942
BC Asia III Private Investors, L.P. [c]		North America	06/30/2020	2,205,801
BC Europe IV Private Investors, L.P. [c]		North America	06/30/2020	1,069,505
BC Life Sciences Private Investors, L.P. [c]		North America	06/30/2020	2,043,187
BC XI Private Investors, L.P. [c]		North America	06/30/2020	2,736,930
BC XII Private Investors, L.P. [c]		North America	06/30/2020	1,872,273
BCP V-S L.P. [c]		North America	09/29/2017	38,453
Berkshire Fund VI, Limited Partnership [c]		North America	12/31/2018	4,459,460
Berkshire Fund VII, L.P.		North America	12/31/2018	255,788
Blackstone Capital Partners V L.P.		North America	09/29/2017	310,927
Carlyle Partners V, L.P. [c]		North America	12/31/2019	153,848
CDRF8 Private Investors, LLC [c]		North America	06/30/2017	166,871
Cerberus Institutional Partners, L.P. - Series Three		North America	12/30/2016	6,014
Cerberus Institutional Partners, L.P. - Series Four		North America	12/30/2016	602,628
CHP III, L.P. [c]		North America	09/29/2017	333,871
CI Capital Investors II, L.P. [c]		North America	12/31/2019	324,934
CI Capital Investors III, L.P. [c]		North America	12/31/2019	1,050,627
Clearlake Capital Partners IV, L.P.		North America	12/31/2019	2,240,131
Clearlake Opportunities Partners (P-Offshore), L.P.		North America	12/31/2019	662,841
Comvest Capital II International (Cayman), L.P. [c]		North America	06/29/2018	359,392
Comvest Capital III International (Cayman), L.P.		North America	06/29/2018	1,968,007
DCM IV, L.P. [c]		North America	06/30/2015	663,200
DCM V, L.P. [c]		North America	06/30/2015	464,961
DCM VI, L.P. [c]		North America	06/30/2015	1,219,655
Francisco Partners II, L.P. [c]		North America	12/31/2018	145,628
FSN Capital IV L.P. [c]		Europe	12/31/2019	447,861
General Atlantic Investment Partners 2013, L.P.		North America	12/31/2019	3,232,000
GESD Investors II, L.P. [c]		North America	09/29/2017	884,064
Green Equity Investors V, L.P.		North America	09/29/2017	2,764,923

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2020

Private Equity Investments a, h (95.25%) (continued)	Geographic	Original
Secondary Investments (79.59%) (continued)	Region [b]	Acquisition Date	Fair Value
Gridiron Capital Fund II, L.P. [c]	North America	12/31/2019	$1,617,404
Gridiron Energy Feeder I, L.P. [c]	North America	05/10/2017	2,414,500
GS Capital Partners VI Parallel, L.P. [c]	North America	12/31/2019	135,100
GSO Capital Opportunities Overseas Fund L.P. [c]	North America	12/30/2015	44,912
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	52,147
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	392,501
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	799,773
Harvest Partners V, L.P.	North America	12/29/2017	1,989
Hellman & Friedman Capital Partners VI, L.P.	North America	03/31/2019	339,379
Hellman & Friedman Capital Partners VII (Parallel), L.P.	North America	06/28/2019	9,416,693
HgCapital 5 L.P. [c]	Europe	12/31/2018	31,167
Insight Equity I LP [c]	North America	12/31/2018	24,033
Insight Equity II LP [c]	North America	12/31/2018	796,589
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	7,220,108
Insight Venture Partners (Cayman) VIII, L.P. [c]	North America	09/30/2019	2,286,117
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,071,578
Insight Venture Partners Coinvestment Fund II, L.P. [c]	North America	06/30/2015	699,855
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	06/30/2015	205,618
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P. [c]	North America	09/30/2019	419,451
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	North America	09/30/2019	785,363
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.	North America	09/30/2019	48,951
Insight Venture Partners VI, L.P.	North America	06/30/2015	19,149
Insight Venture Partners VII, L.P. [c]	North America	06/30/2015	2,761,673
Insight Venture Partners VIII (Co-Investors), L.P. [c]	North America	12/31/2019	273,641
Insight Venture Partners VIII, L.P.	North America	06/30/2015	3,472,462
Insight Venture Partners IX, L.P.	North America	09/30/2019	53,270
J.W. Childs Equity Partners III, L.P. [c]	North America	12/31/2018	7,216
JMI Equity Fund VI, L.P. [c]	North America	09/29/2017	20,357
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	1,054,415
KKR 2006 Fund L.P.	North America	09/29/2017	263,980
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	445,563
KPS Special Situations Fund III, L.P.	North America	09/29/2017	15,522
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	12/29/2017	24,613
Littlejohn Fund III, L.P. [c]	North America	12/31/2018	22,200
Littlejohn Fund IV, L.P.	North America	12/30/2015	587,926
Madison Dearborn Capital Partners IV, L.P. [c]	North America	12/31/2019	474,936
Madison International Real Estate Liquidity Fund V [c]	North America	06/30/2015	14,173
MDP Fund, L.P. [c,d]	Europe	06/30/2015	151,020
Merchant Banking Partners IV, L.P.	North America	09/29/2017	20,137
Montreux Equity Partners IV, L.P. [c]	North America	09/29/2017	382,745
MPE Partners II, L.P. [c]	North America	06/28/2019	1,929,206
MSouth Equity Partners II, L.P. [c]	North America	12/31/2019	1,070,436
Nautic Partners VI-A, L.P. [c]	North America	12/31/2019	821,609
New Enterprise Associates 12, Limited Partnership [c]	North America	09/29/2017	57,893
New Mountain Partners III, L.P. [c]	North America	09/29/2017	733,180
NewView Capital Fund I, L.P. [c]	North America	10/31/2018	5,747,672
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	64,554
Oak Investment Partners XII, Limited Partnership [c]	North America	03/31/2019	435,517
Paladin III (HR), L.P. [c]	North America	09/29/2017	827,044
Pamlico Capital III, L.P. [c]	North America	12/31/2019	3,210,767
Parthenon Investors II, L.P. [c]	North America	12/31/2018	96,792
Parthenon Investors III, L.P.	North America	12/31/2018	2,128,951
Permira IV Feeder, L.P. [c]	Europe	04/23/2020	5,204,902
Perry Partners International, Inc. [c]	North America	12/30/2015	1,316
Platinum Equity Capital Partners II, L.P. [c]	North America	09/29/2017	60,497
Providence Equity Partners IV, L.P. [c]	North America	12/30/2016	12,325
Providence Equity Partners V, L.P. [c]	North America	12/30/2016	85,757
Providence Equity Partners VI, L.P.	North America	12/30/2016	4,628,073
Providence Equity Partners VII, L.P.	North America	09/29/2017	323,548
Providence TMT Special Situations Fund L.P. [c]	North America	12/31/2018	10,344
Roark Capital Partners II, LP	North America	06/29/2018	980,720
Roark Capital Partners III LP	North America	06/29/2018	1,381,405
Roark Capital Partners IV LP	North America	06/29/2018	821,444
Saw Mill Capital Partners, L.P. [c]	North America	09/29/2017	65,534
Silver Lake Partners II, L.P.	North America	12/30/2016	11,507
Silver Lake Partners III, L.P. [c]	North America	12/31/2018	257,248
Silver Lake Partners V, L.P. [c]	North America	06/30/2020	1,722,962
Sixth Cinven Fund (No. 4) Limited Partnership [c]	Europe	06/28/2019	1,963,615
SL SPV-2 L.P. [c]	North America	02/14/2019	588,357
Summit Partners Private Equity Fund VII-A, L.P. [c]	North America	12/31/2018	567,048
Summit Partners Venture Capital Fund II-A, L.P. [c]	North America	12/31/2018	36,107
Summit Ventures VI-A, L.P.	North America	12/31/2018	355,943
Sun Capital Partners IV, LP	North America	12/31/2018	175,282
Sun Capital Partners V, L.P.	North America	12/31/2018	283,784
SunTx Capital Partners II, L.P. [c]	North America	12/31/2019	1,381,144
TA X, L.P.	North America	12/31/2018	3,365
TCW/Crescent Mezzanine Partners VB, L.P. [c]	North America	12/30/2015	222,680
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	210,759
The Veritas Capital Fund III, L.P.	North America	09/29/2017	113,447
The Veritas Capital Fund V, L.P. [c,e,f]	North America	06/28/2019	11,577,525
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	53,020
Thomas H. Lee Equity Fund VI (2019), L.P.	North America	05/30/2019	1,058,116

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2020

Private Equity Investments [a,h] (95.25%) (continued)	Geographic	Original
Secondary Investments (79.59%) (continued)	Region [b]	Acquisition Date	Fair Value
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [c]	North America	06/29/2018	$5,186,150
Thomas H. Lee Parallel Fund VI, L.P.	North America	09/28/2018	276,945
TowerBrook Investors III, L.P.	North America	12/31/2019	58,945
TPF II-A, L.P. [c]	North America	12/31/2019	75,921
TPG Growth III (A), L.P.	North America	12/31/2019	2,388,662
TPG Opportunities Partners III (B), L.P.	North America	06/30/2015	47,224
TPG Partners V, L.P.	North America	09/29/2017	60,770
TPG Partners VI, L.P.	North America	09/29/2017	1,512,460
TPG STAR, L.P. [c]	North America	09/29/2017	270,302
Vista Equity Partners Fund V, L.P. [c]	North America	09/28/2018	4,860,706
Warburg Pincus Private Equity VIII, L.P.	North America	12/31/2018	1,337
Waud Capital Partners QP II, L.P. [c]	North America	12/31/2018	70,358
Weston Presidio V, L.P. [c]	North America	12/31/2018	180,281
Westview Capital Partners II, L.P. [c]	North America	12/31/2019	727,015
Wicks Communications & Media Partners III, L.P.	North America	12/31/2018	16,236
Wind Point Partners VII-B, L.P. [c]	North America	09/29/2017	636,731
Total Secondary Investments (79.59%)			165,166,116
Total Private Equity Investments (Cost $199,853,733) (95.25%)			$197,660,185

Short-Term Investments (6.30%)
Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 0.05% [g]	$11,419,294
JP Morgan U.S. Government Money Market Fund, 0.01% [g]	1,652,506
Total Money Market Fund (6.30%)	$13,071,800

Total Short-Term Investments (Cost $13,071,800) (6.30%)	$13,071,800

Total Investments (Cost $212,925,533) (101.55%)	$210,731,985

Liabilities in Excess of Other Assets (-1.55%)	(3,211,855)

Shareholders' Capital (100.00%)	$207,520,130

[a]	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2020 was $199,853,733 and $197,660,185, respectively.
[b]	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
[c]	Non-income producing.
[d]	Formerly known as Clyde Blowers Capital Fund III, L.P.
[e]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.
[f]	This Private Equity Investment invests primarily in middle-market companies in select target industries.
[g]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.
[h]

Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. As of June 30, 2020, the aggregate cost of each investment restricted to resale was:

$2,445,599, $5,157,479, $616,335, $4,860,000, $457,245, $444,406, $1,372,035, $23,438, $1,218,926, $550,765, $5,096,929, $2,303,199, $2,040,738, $2,295,023, $48,630, $2,488,343, $1,926,199, $15,435, $2,809,485, $207,794, $568,768, $207,218, $354,955, $597,001, $2,625,901, $2,154, $3,942, $2,427,892, $244,719, $520,938, $202,529, $0, $1,363,930, $1,187,300, $56,735, $953,841, $5,901,668, $450,882, $10,142, $421,493, $4,134,802, $60,663, $4,423, $138,015, $785,549, $638,028, $362,119, $1,250,566, $1,121,586, $61,997, $6,066,247, $1,011,242, $509,740, $214,659, $308,362, $60,632, $688,460, $368,499, $429,596, $1,213,956, $1,985,347, $616,478, $461,676, $3,401,809, $161,866, $1,309,767, $1,880,528, $175,594, $413,645, $2,803,950, $443,276, $4,399,910, $2,575,640, $1,818,054, $128,388, $261,086, $205,864, $496,662, $1,702,862, $72,969, $389,489, $8,971,946, $79,100, $157,636, $798,572, $6,881,836, $1,407,388, $1,788,599, $577,980, $218,454, $510,364, $745,009, $46,278, $966,960, $1,731,163, $173,502, $2,215,472, $44,932, $453, $4,482, $1,761,804, $322,206, $347,656, $486,438, $495,196, $10,272, $1,520,498, $514,227, $24,472, $1,858,759, $2,973, $352,649, $1,552,826, $1,793,233, $759,150, $128,093, $883,437, $4,394,345, $45,195, $247,421, $189,447, $2,754,865, $225,909, $1,028,812, $4,819,354, $105,492, $319,961, $19,151, $436,235, $6,123,454, $276,029, $5,693, $842,962, $1,043,189, $849,494, $675,054, $1,415,896, $967,434, $1,602,332, $1,739,006, $497,888, $740,922, $60,261, $444,480, $288,355, $481,254, $1,172,392, $1,414, $283,100, $293,899, $364,079, $7,899,664, $154,498, $678,551, $3,914,273, $379,623, $267,492, $19,744, $2,339,674, $41,200, $340,370, $2,192,383, $573,289, $5,213,106, $29,979, $45,465, $100,545, $675,244, $123,227, $362,605, respectively, totaling, $199,853,733.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. Organization

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

2. Summary of Significant Accounting Policies

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by a board of trustees (the “Board”). The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of Pomona Management LLC (the “Administrator” and the “Adviser”) in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

•	Secondary Investments refer to investments in existing Private Equity that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an investment fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The private equity investments (“Private Equity Investments”) in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and NAV cannot be used, such as certain Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

•	Valuations implied by third-party investment in similar assets or issuers.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$-	$-	$1,700,296	$1,700,296
Short-Term Investments	$13,071,800	$-	$-	$13,071,800
Total	$13,071,800	$-	$1,700,296	$14,772,096

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2020, $195,959,889 was fair valued utilizing NAV as practical expedient.

During the period ended June 30, 2020, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2020	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of June 30, 2020
$2,072,214	-	-	-	(371,918)	-	-	$1,700,296

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020:

Fair Value
June 30,	Valuation	Unobservable	Input
2020	Methodologies	Input	Range
$1,700,296	Market comparable companies	Enterprise value to EBITDA multiple	9.7x - 14.5x

4. Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. The Fund has adopted October 31 as its fiscal tax year end. The Fund’s open tax years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

At June 30, 2020, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$47,587,158
Gross unrealized depreciation	(20,778,343)
Net unrealized appreciation	$26,808,815
Cost of investments	$183,923,170

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.